Offerings - Offering: 1	Feb. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	10,398
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 10,398,000.00
Amount of Registration Fee	$ 1,591.93
Offering Note	Fee per Rule 457(r)